FINANCIAL INSTRUMENTS - Concentration Risks (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) vessel rig	Dec. 31, 2024 USD ($) rig vessel	Dec. 31, 2023 USD ($)
Concentration Risk [Line Items]
Deposit assets	$ 0	$ 5,000
Equity in earnings of associated companies	2,366	2,798	$ 2,848
River Box
Concentration Risk [Line Items]
Income (loss) from equity method investments, net of interest income	6,900	7,400
Equity in earnings of associated companies	2,366	2,798	$ 2,848
Total loans to related parties - associated companies, long-term	$ 45,000	$ 45,000
Maersk A/S (“Maersk”) | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Number of vessels and rigs chartered | vessel	15	14
Concentration risk, percentage	26.00%	23.00%
Hapag Lloyd | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Number of vessels and rigs chartered | vessel	6	6
Concentration risk, percentage	15.00%	6.00%
Conocophillips | Revenue Benchmark | Customer Concentration Risk
Concentration Risk [Line Items]
Number of vessels and rigs chartered | rig	1	1
Concentration risk, percentage	13.00%	7.00%
River Box | Net Income | Customer Concentration Risk
Concentration Risk [Line Items]
Concentration risk, percentage		6.00%